BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

NOTE 4 - BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

4.1 - Basis of preparation and measurement

The preparation of the financial statements requires the use of certain critical accounting estimates and also the exercise of judgment by the Company’s Management in the process of applying the accounting practices of Eletrobras Companies, which are presented in the respective explanatory notes dealing with the themes of applications. Those transactions, disclosures or balances that require a higher level of judgment, are more complex and for which assumptions and estimates are significant, are listed in note 5 and are detailed in the respective explanatory notes.

The financial statements were prepared based on historical cost, except for certain financial instruments measured at fair value. Historical cost is generally based on the fair value of consideration paid at the transaction date and fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date regardless of whether this price is directly observable or estimated using another valuation technique.

4.2 – Functional currency and presentation of financial statements

These financial statements are presented in Reais, which is Eletrobras’ functional currency. The financial statements are presented in thousands of Reais, rounded to the nearest number, unless otherwise stated.

4.3 – Main accounting policies

The main accounting policies applied in the preparation of these financial statements are presented in the respective explanatory notes. These policies have been applied consistently in all the years presented, except for the implementation of the new standards, interpretation and guidelines listed below.

4.3.1 – The adoption of new standards and interpretations

The Company did not identify impacts regarding the applications of normative changes issued by the IASB:

Technical Pronouncement Revision	Revised Standards	Applicable from
19

IFRS 3 - Business Combinations, IAS 37 - Provisions, Contingent Liabilities and Contingent Assets, IAS 16 - Fixed Assets, IFRS 1 - Initial Adoption of International Accounting Standards and IFRS 9 - Financial Instruments.

01/01/2022
20

IFRS 4 - Insurance contracts, IAS 34 - Interim Statement, IAS 8 - Accounting Policies, Change of Estimate and Correction of Error, IAS 1 - Presentation of Financial Statements, IAS 12 - Income Taxes, IFRS 1 - Initial Adoption of International Accounting Standards, IFRS 7 - Financial Instruments: Disclosures, IFRS 15 - Revenue from Contracts with Customers and IAS 26 - Accounting and Accounting Reporting by Retirement Benefit Plans.

01/01/2023
21	Establishes changes in Technical Pronouncements resulting from the issuance of Technical Pronouncement IFRS 17 - Insurance Contracts.	01/01/2023

4.4 - Basis of consolidation and investments in subsidiaries, jointly controlled and associated companies

In the individual financial statements, the equity interests of subsidiaries, joint ventures and affiliates are measured using the equity method, which recognizes the investment initially at cost and subsequently adjusts the carrying amounts of these investments based on the profits or losses generated by the investees, in proportion to the interest held, and on the distributions of dividends or equity interest.  In the consolidated financial statements, the balances of assets, liabilities, results and cash flows of subsidiaries are fully considered and classified according to their nature. The inclusion of the accounting balances of the subsidiaries in the consolidated statements begins on the date on which control is held by the Company and is interrupted from the date on which the Company ceases to have control.

When necessary, the financial statements of the subsidiaries, jointly controlled and associated companies are adjusted to adapt their accounting policies to those adopted by the Company.

Subsidiaries, jointly controlled companies and associates are substantially domiciled in Brazil.

a) Subsidiaries

The investor controls the investee when it is exposed to, or has rights to, variable returns arising from its involvement with the investee and has the ability to affect those returns through its power over the investee. The investor has power over the investee when it has existing rights that give it the current ability to direct the relevant activities, that is, the activities that significantly affect the investee’s returns.

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All transactions, balances, revenues, costs and expenses between the Company’s subsidiaries are eliminated in full in the consolidated financial statements.

	12/31/2022		12/31/2021
	Participation		Participation
	Direct	Indirect	Direct	Indirect
Subsidiaries
CGT Eletrosul[1]	99.96%	—	99.89%	—
Chesf	99.58%	—	99.58%	—
Furnas	99.67%	—	99.56%	—
Eletronorte	99.69%	—	99.66%	—
Eletropar	83.71%	—	83.71%	—
Eletronuclear[2]	—	—	99.95%	—
Brasil Ventos Energia S.A.	—	99.67%	—	99.56%
Livramento Holding S.A.[3]	—	78.00%	—	78.00%
Madeira Energia S.A.[4]	—	72.36%	—	43.05%

Joint operations (consortia)
Consórcio Cruzeiro do Sul	—	49.00%	—	49.00%
Consórcio Baguari HPP	—	15.00%	—	15.00%

¹ The increase in interest in CGT Eletrosul is due to the payment of capital made by Eletrobras in August 2022.

² Loss of control as a result of the corporate restructuring that occurred in June 2022.

³ Company classified as Liabilities held for sale, see note 46.

[4] The increase in participation in Madeira Energia S.A. is due to the payment of shares carried out by Furnas, see note 20.2.

The Subsidiary Furnas has a joint venture, resulting from a 15% interest in the Consórcio Baguari HPP, started in 2006. The consortium is responsible for the design and construction of the Baguari Hydroelectric Power Plant (Baguari HPP). In December 2022, the execution between the subsidiary Eletronorte and Neoenergia S.A. of the Share Exchange Agreement and other covenants took place. After the conclusion of the deal, which is subject to the applicable consents, the Company will hold 66% of the Consórcio Baguari HPP. For further information, see note 46.

The subsidiary CGT Eletrosul has a joint venture, resulting from a 49% interest in the Consórcio Cruzeiro do Sul, which operates the UHE Governador Jayme Canet Junior, in Telêmaco Borba/Ortigueira (PR), in commercial operation since 2012, for the term of 30 years. CGT Eletrosul (and Eletrobras, in its consolidated statements) is entitled to a proportional share in the revenues and assumes a proportional portion of the expenses of the joint operation.

b) Investments in associates

Associates are all entities over which the Company has significant influence, and which are not a subsidiary or jointly controlled company.

c) Jointly owned subsidiaries

A joint business is one in which two or more parties have joint control established by contract and can be classified as a joint operation or a jointly controlled venture, depending on the rights and obligations of the parties.

4.5 – Reclassification of financial statements

The Company reclassified its income statement and cash flow related to the operation of Eletronuclear and Itaipu, which were disclosed as discontinued operations in accordance with IFRS 5 - Non-Current Assets Held for Sale and Discontinued Operation. See notes 46 and 47.

The effects of these reclassifications are presented below:

INCOME STATEMENT FOR THE FISCAL YEAR	12/31/2021	Adjustment	12/31/2021
	Disclosed		Reclassified
Net operational revenue	37,616,241	(2,989,407)	34,626,834
Operating costs	(11,961,049)	2,282,619	(9,678,430)
Gross income or loss	25,655,192	(706,788)	24,948,404

Operating expenses	(20,541,541)	517,680	(20,023,861)

Regulatory remeasurements - Transmission contracts	4,858,744	—	4,858,744

Operating income before financial income	9,972,395	(189,108)	9,783,287
Financial Result	(2,056,339)	614,385	(1,441,954)
RESULT BEFORE SHAREHOLDINGS	7,916,056	425,277	8,341,333

Income from Corporate Holdings	1,867,546	(360,128)	1,507,418

Other income and expenses	1,210,754	—	1,210,754

OPERATING PROFIT BEFORE TAXES	10,994,356	65,149	11,059,505
Current and deferred income tax and social contribution	(5,280,723)	20,081	(5,260,642)
Net income from continuing operations	5,713,633	85,230	5,798,863

Net loss from discontinued operations	—	(85,230)	(85,230)

Net income for the year	5,713,633	—	5,713,633

CASH FLOW STATEMENT	12/31/2021	Adjustment	12/31/2021
	Disclosed		Reclassified
Operational Activities

Net cash from (used in) operating activities of continuing operations	8,230,605	596,358	8,826,963
Net cash from (used in) operating activities of continuing operations	—	(600,800)	(600,800)
Net cash from (used in) operating activities	8,230,605	(4,442)	8,226,163

Financing Activities

Net cash from (used in) financing activities of continuing operations	(8,448,540)	282,108	(8,166,432)
Net cash from (used in) investment activities of discontinued operations	—	2,105,924	2,105,924
Net cash provided by financing activities	(8,448,540)	2,388,032	(6,060,508)

Investment Activities

Net cash from (used in) investment activities of discontinued operations	123,987	(879,930)	(755,943)
Net cash from (used in) investment activities of discontinued operations	—	(1,503,660)	(1,503,660)
Net cash used in investment activities	123,987	(2,383,590)	(2,259,603)

Reduction in cash and cash equivalents	(93,948)	—	(93,948)